Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Gross impaired loans by category
Non-performing loans	921	993	758	880
Non-interest-earning loans	298	228	262	272
Total non-performing and non-interest-earning loans	1,219	1,221	1,020	1,152
Restructured loans	36	8	18	46
Potential problem loans	519	497	680	446
Total other impaired loans	555	505	698	492
Gross impaired loans	1,774	1,726	1,718	1,644
Consumer
Gross impaired loans by category
Non-performing loans	501		465
Non-interest-earning loans	54		55
Total non-performing and non-interest-earning loans	555		520
Restructured loans	0		1
Potential problem loans	80		144
Total other impaired loans	80		145
Gross impaired loans	635		665
Mortgages
Gross impaired loans by category
Non-performing loans	174		176
Non-interest-earning loans	15		14
Total non-performing and non-interest-earning loans	189		190
Restructured loans	0		1
Potential problem loans	65		73
Total other impaired loans	65		74
Gross impaired loans	254		264
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	59		27
Non-interest-earning loans	11		13
Total non-performing and non-interest-earning loans	70		40
Restructured loans	0		0
Potential problem loans	0		46
Total other impaired loans	0		46
Gross impaired loans	70		86
Consumer finance
Gross impaired loans by category
Non-performing loans	268		262
Non-interest-earning loans	28		28
Total non-performing and non-interest-earning loans	296		290
Restructured loans	0		0
Potential problem loans	15		25
Total other impaired loans	15		25
Gross impaired loans	311		315
Corporate and institutional
Gross impaired loans by category
Non-performing loans	420		293
Non-interest-earning loans	244		207
Total non-performing and non-interest-earning loans	664		500
Restructured loans	36		17
Potential problem loans	439		536
Total other impaired loans	475		553
Gross impaired loans	1,139		1,053
Real estate.
Gross impaired loans by category
Non-performing loans	41		29
Non-interest-earning loans	5		7
Total non-performing and non-interest-earning loans	46		36
Restructured loans	0		0
Potential problem loans	21		24
Total other impaired loans	21		24
Gross impaired loans	67		60
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	271		215
Non-interest-earning loans	171		129
Total non-performing and non-interest-earning loans	442		344
Restructured loans	36		17
Potential problem loans	360		454
Total other impaired loans	396		471
Gross impaired loans	838		815
Financial institutions
Gross impaired loans by category
Non-performing loans	108		49
Non-interest-earning loans	62		65
Total non-performing and non-interest-earning loans	170		114
Restructured loans	0		0
Potential problem loans	58		58
Total other impaired loans	58		58
Gross impaired loans	228		172
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0		0
Non-interest-earning loans	6		6
Total non-performing and non-interest-earning loans	6		6
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		6